THE COLONIAL FUND

                             CLASS A, B ANC C SHARES
                   SUPPLEMENT TO PROSPECTUS DATED MARCH 1, 2000
             (REPLACING SUPPLEMENTS DATED MAY 17, 2000, JUNE 23, 2000, AUGUST 1,
                2000, AUGUST 2, 2000 AND AUGUST 21, 2000)



     The Fund's prospectus is amended as follows:

1.   Effective July 14, 2000, the Fund changed its name to "The Liberty Fund."

2. The caption PERFORMANCE HISTORY is revised to include Salomon Brothers Broad Investment Grade Index (Salomon Index). The Salomon Index is an unmanaged index that tracks the performance of corporate, mortgage, agency and treasury bonds. The average annual total return of the Salomon Index is (0.83%), 7.73% and 7.74% for the 1-year, 5-year and 10-year periods ended December 31, 1999, respectively.

3. Effective July 14, 2000, John E. Lennon no longer co-managed the Fund. Effective August 1, 2000 Peter Wiley no longer co-managed the Fund and Harvey Hirschhorn, Scott Schermerhorn and Richard C. Petrino began co-managing the Fund. Effective January 1, 2001, Leslie W. Finnemore and Ann T. Peterson no longer co-managed the Fund and Messrs. Kennedy and Richards and Ms. Ostrander began co-managing the fixed income assets of the Fund.


     Therefore, the sub-caption, PORTFOLIO MANAGERS, under the section MANAGING THE FUND is replaced with the following:

     HARVEY B. HIRSCHHORN, a senior vice president of Colonial Management Associates, Inc. (Colonial), is the lead portfolio manager of the Fund and has managed the Fund since August, 2000. Mr. Hirschhorn is an executive vice president and chief economist and investment strategist of Stein Roe & Farnham Incorporated (Stein Roe), an affiliate of Colonial, and has been affiliated with and has managed various other funds for Stein Roe since 1973.

     SCOTT SCHERMERHORN, a senior vice president of Colonial, has co-managed the Fund since August, 2000. Mr. Schermerhorn has managed various other funds at Colonial since October, 1998. Prior to joining Colonial, Mr.
     Schermerhorn was the head of the value team at Federated Investors from May, 1996 to October, 1998 where he managed the American Leader Fund, Federated Stock Trust and Federated Stock and Bond Fund as well as other institutional accounts. Prior to 1996, Mr. Schermerhorn was a member of the growth and income team at J&W Seligman.

     RICHARD C. PETRINO, an assistant vice president of Colonial, has co-managed the Fund since August, 2000. Mr. Petrino has been a research associate, research analyst and an associate manager for other Colonial funds since 1994.

     MICHAEL T. KENNEDY, a senior vice president of Colonial, has co-managed the Fund since January, 2001. Mr. Kennedy is a senior vice president of Stein Roe and has been affiliated with and has managed various other funds for Stein Roe since 1987.

     LAURA A. OSTRANDER, a senior vice president of Colonial, has co-managed the Fund since January, 2001 and has co-managed various other Colonial funds since December, 1996. Prior to joining Colonial, Ms. Ostrander was a portfolio manager with American Express Financial Advisers from July, 1994 to November, 1996.

     SCOTT B. RICHARDS, a senior vice president of Colonial, has co-managed the Fund since January, 2001 and has been the lead manager of another Colonial fund since July, 1999. Prior to joining Colonial, Mr. Richards was employed with State Street Research & Management Company as a vice president and portfolio manager since 1994.

[SIDE BAR]

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain
  the same

o Assumes reinvestment of all dividends and distributions

o Assumes Class B shares convert to Class A shares after eight years

[END SIDE BAR]


4. The Annual Fund Operating Expenses table and the Example Expenses table under the section YOUR EXPENSES are revised in their entirety as follows:

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                     CLASS A     CLASS B     CLASS C

Management fee (%)                                     0.53        0.53        0.53
--------------------------------------------------- ----------- ----------- -----------
Distribution and service (12b-1) fees * (%)            0.24        0.99        0.99
--------------------------------------------------- ----------- ----------- -----------
Other expenses (%)                                     0.35        0.35        0.35
--------------------------------------------------- ----------- ----------- -----------
Total annual fund operating expenses (%)               1.12        1.87        1.87

[FN]
*The annual service fee portion of the 12b-1 fee may equal up to 0.15% on net assets attributable to shares issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee that is a blend between the 0.15% and 0.25% rates.


  EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

 CLASS                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS

 Class A                                   $683        $911       $1,156      $1,860
 --------------------------------------- ---------- ----------- ----------- -----------
 Class B: did not sell your                $190        $588       $1,011      $1,995
          shares

          sold all your shares at
          the end of the period            $690        $888       $1,211      $1,995
 --------------------------------------- ---------- ----------- ----------- -----------
 Class C: did not sell your                $190        $588       $1,011      $2,190
          shares

          sold all your shares at
          the end of the period            $290        $588       $1,011      $2,190






5. The section DISTRIBUTION AND SERVICE FEES is revised in its entirety as follows:

DISTRIBUTION AND SERVICE FEES
-------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee is calculated by adding (1) 0.15% on net assets attributable to shares issued prior to April 1, 1989 and (2) 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fees payable by the Fund that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended October 31, 1999, the service fee was 0.24% of the Fund's average net assets. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees may reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program you purchased your shares under. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.

6.       Effective August 1, 2000, the Class A contingent  deferred sales charge
         (CDSC) and the commission schedule on purchases over $1 million changed as follows:

The footnote to the table "Class A Sales Charges" under the sub-caption SALES CHARGES under the section YOUR ACCOUNT is revised as follows:

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18 month period begins on the first day of the month following each purchase. The contingent deferred sales charge does not apply to retirement plans purchased through a fee-based program.

7. The following replaces the table called "Purchases Over $1 Million" under the sub-caption SALES CHARGES under the section YOUR ACCOUNT:

AMOUNT PURCHASED                          COMMISSION %
First $3 million                             1.00
$3 million to less than $5 million           0.80
$5 million to less than $25 million          0.50
$25 million or more                          0.25*

         * Paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1% commission from the distributor on all purchases of less than $3 million.


721-36/262E-1200                                              DECEMBER 29, 2000

                                THE COLONIAL FUND

                                 CLASS Z SHARES
                 SUPPLEMENT TO PROSPECTUS DATED MARCH 1, 2000
  (REPLACING         SUPPLEMENTS  DATED MAY 17, 2000,  JUNE 23, 2000,  AUGUST 2,
                     2000 AUGUST 15, 2000 AND AUGUST 21, 2000)

The Fund's prospectus is amended as follows:

1.       Effective July 14, 2000, the Fund's name was changed to "The Liberty
         Fund."

2. The categories of investors who are eligible to purchase Class Z shares is revised. The following investors are now eligible to purchase Class Z shares: (i) clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; (ii) a retirement plan (or the custodian for such plan) with aggregate plan assets of at least
         $5 million at the time of purchase and which purchases shares directly from Liberty Funds Distributor, Inc., the Funds' distributor or through a third party broker-dealer; (iii) any insurance company, trust company or bank purchasing shares for its own account; (iv) any endowment, investment company or foundation; and (v)clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates. Initial purchases of Class Z shares are subject to a minimum purchase amount of $100,000, except that purchases by retirement plans described in clause (ii) above are not subject to any initial investment minimum. The Funds reserve the right to change the investment minimums.

3. Effective July 14, 2000, John E. Lennon no longer co-managed the Fund. Effective August 1, 2000 Peter Wiley no longer co-managed the Fund and Harvey Hirschhorn, Scott Schermerhorn and Richard C. Petrino began co-managing the Fund. Effective January 1, 2001, Leslie W. Finnemore and Ann T. Peterson no longer co-managed the Fund and Messrs. Kennedy and Richards and Ms. Ostrander began co-managing the fixed income assets of the Fund.

         Therefore, the sub-caption, PORTFOLIO MANAGERS, under the section MANAGING THE FUND is replaced with the following:

         HARVEY B. HIRSCHHORN, a senior vice president of Colonial Management Associates, Inc. (Colonial), is the lead portfolio manager of the Fund and has managed the Fund since August, 2000. Mr. Hirschhorn is an executive vice president and chief economist and investment strategist of Stein Roe & Farnham Incorporated (Stein Roe), an affiliate of Colonial, and has been affiliated with and has managed various other funds for Stein Roe since 1973.

         SCOTT SCHERMERHORN, a senior vice president of Colonial, has co-managed the Fund since August, 2000. Mr. Schermerhorn has managed various other funds at Colonial since October, 1998. Prior to joining Colonial, Mr. Schermerhorn was the head of the value team at Federated Investors from May, 1996 to October, 1998 where he managed the American Leader Fund, Federated Stock Trust and Federated Stock and Bond Fund as well as other institutional accounts. Prior to 1996, Mr. Schermerhorn was a member of the growth and income team at J&W Seligman.

         RICHARD C. PETRINO, an assistant vice president of Colonial, has co-managed the Fund since August, 2000. Mr. Petrino has been a research associate, research analyst and an associate manager for other Colonial funds since 1994.

         MICHAEL T. KENNEDY, a senior vice president of Colonial, has co-managed the Fund since January, 2001. Mr. Kennedy is a senior vice president of Stein Roe and has been affiliated with and has managed various other funds for Stein Roe since 1987.

         LAURA A. OSTRANDER, a senior vice president of Colonial, has co-managed the Fund since January, 2001 and has co-managed various other Colonial funds since December, 1996. Prior to joining Colonial, Ms. Ostrander was a portfolio manager with American Express Financial Advisers from July, 1994 to November, 1996.

         SCOTT B. RICHARDS, a senior vice president of Colonial, has co-managed the Fund since January, 2001 and has been the lead manager of another Colonial fund since July, 1999. Prior to joining Colonial, Mr. Richards was employed with State Street Research & Management Company as a vice president and portfolio manager since 1994.

[SIDE BAR]

UNDERSTANDING PERFORMANCE

Calendar year total return show the Fund's Class Z share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses.

Average annual total returns are a measure of the Fund's performance over the past one year, five year and ten-year periods. It includes the effects of Fund expenses.

The Fund's returns are compared to the Russell 1000 Index (Russell Index), an unmanaged index that tracks performance of large capitalization stocks traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. The Fund's return was compared formerly to the Standard & Poor's MidCap 400 Index (S&P Index), an unmanaged index that tracks the performance of middle-capitalization U.S. stocks. In the past, the Fund had a medium market capitalization and used the S&P Index as an appropriate benchmark. However, the Fund's current market capitalization more closely resembles a large capitalization fund. Therefore, the Fund is changing its benchmark to the Russell Index. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the Salomon Brothers Broad Investment Grade Index (Salomon Index), an unmanaged index that tracks the performance of corporate, mortgage, agency and treasury bonds, and the Lipper Balanced Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.

[END SIDEBAR]



4.    The caption PERFORMANCE HISTORY is revised in its entirety as follows:



PERFORMANCE HISTORY
-------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance.


  CALENDAR YEAR TOTAL RETURNS (CLASS Z) (1)

1990   -7.50%
1991   26.13%
1992   12.96%
1993   14.46%
1994   -2.10%
1995   29.02%
1996   17.16%
1997   26.32%
1998   13.28%
1999   13.72%

For period shown in bar chart:
Best quarter: 2nd quarter 1997, +15.78%
Worst quarter:  3rd quarter 1990, -11.99%


  AVERAGE ANNUAL TOTAL RETURNS-- FOR PERIODS ENDED DECEMBER 31, 1999


                                               1 Year         5 Years       10 Years
   Class Z (%)                                 13.72        19.72(1)       13.77(1)
   --------------------------------------- -------------- -------------- -------------
   Russell Index (%)                           20.91           28.04        18.13
   --------------------------------------- -------------- -------------- -------------
   S&P Index (%)                               14.72           23.05        17.32
   --------------------------------------- -------------- -------------- -------------
   Salomon Index (%)                           (0.83)           7.73          7.74
   --------------------------------------- -------------- -------------- -------------
   Lipper Average (%)                          8.98            16.33        12.26

[FN]

         (1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. Class A share returns are not restated to reflect any differences in expenses between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be higher, since Class Z shares are not subject to sales charges or service fees. Class A shares were initially offered on April 30, 1982, and Class Z shares were initially offered on July 31, 1995.

721-36/263E-1200                                              DECEMBER 29, 2000